Production Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Production Costs [Line Items]
Consumption of raw materials and consumables	$ 284,215	$ 311,812
Employee compensation and benefits expense	262,753	271,684
Contractors and outside services	125,242	117,018
Utilities	39,242	41,674
Other expenses	18,198	74,469
Changes in inventories	(32,978)	24,640
Production Costs	696,672	841,297
NRV adjustments to inventory	(16,200)	(400)
Tahoe Resources, Inc [member]
Production Costs [Line Items]
Fair value increases recognized on select Tahoe inventories	$ 3,500	$ 43,400